Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	DREYFUS APPRECIATION FUND INC
Central Index Key	0000318478
Amendment Flag	false
Document Creation Date	Apr. 28, 2015
Document Effective Date	May 01, 2015
Prospectus Date	May 01, 2015
DREYFUS APPRECIATION FUND INC | Investor Shares
Risk/Return:
Trading Symbol	DGAGX
DREYFUS APPRECIATION FUND INC | Class Y
Risk/Return:
Trading Symbol	DGYGX